Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tangible assets for own use
Tangible assets	$ 10,542	$ 8,714
Gross carrying amount
Tangible assets for own use
Tangible assets	19,829	16,828	$ 13,307
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(9,287)	(8,114)	$ (6,809)
Buildings for own use
Tangible assets for own use
Tangible assets	5,898	4,601
Buildings for own use | Gross carrying amount
Tangible assets for own use
Tangible assets	11,724	9,780
Buildings for own use | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(5,826)	(5,179)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	2,776	2,095
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	4,776	3,715
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(2,000)	(1,620)
Furniture and vehicles
Tangible assets for own use
Tangible assets	1,166	926
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	2,627	2,241
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,461)	(1,315)
Others
Tangible assets for own use
Tangible assets	702	1,092
Others | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 702	$ 1,092